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
         AIM INVESTMENT SECURITIES FUNDS                                    AIM TAX-EXEMPT FUNDS

 AIM High Yield Fund - Investor Class, Class A, B,            AIM High Income Municipal Fund -Class A, B and C
                      and C                                    Supplement dated May 17, 2004 to the Prospectus
 AIM Intermediate Government Fund - Investor Class,           dated July 21, 2003, as supplemented August 14,
               Class A, B, C and R                                        2003, September 30, 2003,
AIM Limited Maturity Treasury Fund - Class A and A3                  November 10, 2003, December 5, 2003,
 AIM Municipal Bond Fund - Investor Class, Class A,                 December 16, 2003 and January 16, 2004
                     B and C
  Supplement dated May 17, 2004 to the Prospectus                 AIM Tax-Exempt Cash Fund - Investor Class,
      dated October 29, 2003 as supplemented                                      Class A
       November 10, 2003, December 5, 2003,                    Supplement dated May 17, 2004 to the Prospectus
     December 16, 2003 and January 16, 2004                  dated July 21, 2003 as revised October 1, 2003 and
                                                                     as supplemented November 10, 2003,
  AIM Income Fund - Investor Class, Class A, B, C                   December 5, 2003, December 16, 2003
                     and R                                                  and January 16, 2004
  Supplement dated May 17, 2004 to the Prospectus
      dated October 29, 2003 as supplemented                    AIM Tax-Free Intermediate Fund - Class A and A3
        November 10, 2003, December 5, 2003,                    Supplement dated May 17, 2004 to the Prospectus
        December 16, 2003, December 31, 2003                         dated July 21, 2003, as supplemented
              and January 16, 2004                                   August 14, 2003, November 10, 2003,
                                                                     December 5, 2003, December 16, 2003
      AIM Money Market Fund - AIM Cash Reserve                               and January 16, 2004
      Shares, Class B, C, R and Investor Class
   Supplement dated May 17, 2004 to the Prospectus
       dated October 29, 2003 as supplemented
        December 5, 2003, December 16, 2003
              and January 16, 2004
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This supplement supersedes and replaces in their entirety the supplements dated
December 16, 2003 and January 16, 2004.

The information below applies to all AIM and INVESCO funds that offer Class B shares, with the exception of AIM Floating Rate Fund.

      Effective February 2, 2004, purchase orders for Class B shares will be limited to amounts of $100,000 or less. This means that the maximum amount that you may invest in any one account in Class B shares at one time is $100,000. Any purchase order for Class B shares in excess of $100,000 will be rejected. Although we are unable to monitor or enforce this new limitation for underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts, we have advised the brokers and administrators or sponsors of such accounts of this new limitation.

      For additional information regarding purchases and redemptions, including other limitations on purchasing Class B shares, see the Shareholder Information section of the prospectus.

      If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment.

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The following replaces in its entirety the first sentence appearing under the heading "REDEEMING SHARES - REDEMPTION FEE" in the prospectus of each AIM fund other than AIM Floating Rate Fund and AIM Summit Fund:

      "You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

      AIM Asia Pacific Growth Fund        AIM Global Value Fund
      AIM Developing Markets Fund         AIM International Emerging Growth Fund
      AIM European Growth Fund            AIM International Growth Fund
      AIM European Small Company Fund     AIM High Yield Fund
      AIM Global Aggressive Growth Fund   AIM Trimark Fund
      AIM Global Growth Fund              INVESCO International Core Equity Fund
      AIM Global Equity Fund              INVESCO S&P 500 Index Fund"

The following information replaces the information appearing after item "(5)" of the second paragraph under the heading "REDEEMING SHARES - REDEMPTION FEE" on page A-7 of the funds' prospectuses that include information on redemption fees:

      "(6) total or partial redemption of shares acquired through reinvestment of dividends and other distributions; or

      (7) redemption initiated by a fund."